Voya Russell Mid Cap Growth Index Portfolio Expense Example - Voya Russell Mid Cap Growth Index Portfolio	Dec. 31, 2024 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	283
Expense Example, with Redemption, 10 Years	652
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	954
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	$ 1,131